Cash and Cash Equivalents - Disclosure of Detailed Information About Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and banks (Note 22)	$ 330,732	$ 402,449	$ 584,816
Short-term investments (Note 16)	2,974,967	6,202,075	2,095,224
Cash and cash equivalents	$ 3,305,699	$ 6,604,524	$ 2,680,040	$ 7,368,435